Segment information (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Segment Reporting Information

For more detail on the services and products included in each business segment refer to Item 4.

		2018
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Group
Sales		2,784	806	539	—	—	4,129
Adjusted operating profit		362	57	59	68	—	546
Cost of major restructuring		(78)	(16)	—	(8)	—	(102)
Intangible charges		(72)	(8)	(19)	(14)	—	(113)
Other net gains and losses		4	—	226	—	—	230
UK pension GMP equalisation		—	(8)	—	—	—	(8)

Operating profit		216	25	266	46	—	553
Finance costs	6						(91)
Finance income	6						36

Profit before tax							498
Income tax	7						92

Profit for the year							590

Segment assets		4,366	1,975	536	—	636	7,513
Joint ventures	12	—	—	—	—	—	—
Associates	12	—	5	—	387	—	392

Total assets		4,366	1,980	536	387	636	7,905

Other segment items
Share of results of joint ventures and associates	12	(4)	1	1	46	—	44
Capital expenditure	10, 11	135	25	36	—	—	196
Pre-publication investment	20	234	90	64	—	—	388
Depreciation	10	41	12	13	—	—	66
Amortisation	11, 20	344	92	89	—	—	525

Included in the North America segment above is £60m in pre-publication investment and £67m in amortisation relating to assets held for sale.

		2017
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Group
Sales		2,929	815	769	—	—	4,513
Adjusted operating profit		394	50	38	94	—	576
Cost of major restructuring		(60)	(11)	(8)	—	—	(79)
Intangible charges		(89)	(12)	(37)	(28)	—	(166)
Other net gains and losses		(3)	—	35	96	—	128
Impact of US tax reform		—	—	—	(8)	—	(8)

Operating profit		242	27	28	154	—	451
Finance costs	6						(110)
Finance income	6						80

Profit before tax							421
Income tax	7						(13)

Profit for the year							408

Segment assets		4,116	1,914	667	—	793	7,490
Joint ventures	12	—	—	3	—	—	3
Associates	12	4	3	—	388	—	395

Total assets		4,120	1,917	670	388	793	7,888

Other segment items
Share of results of joint ventures and associates	12	5	1	1	71	—	78
Capital expenditure	10,11	162	35	43	—	—	240
Pre-publication investment	20	218	84	59	—	—	361
Depreciation	10	56	13	21	—	—	90
Amortisation	11,20	348	103	110	—	—	561

		2016
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Group
Continuing operations
Sales		2,981	803	768	—	—	4,552
Adjusted operating profit		420	57	29	129	—	635
Cost of major restructuring		(172)	(62)	(95)	(9)	—	(338)
Intangible charges		(2,684)	(16)	(33)	(36)	—	(2,769)
Other net gains and losses		(12)	(12)	(1)	—	—	(25)

Operating (loss)/profit		(2,448)	(33)	(100)	84	—	(2,497)
Finance costs	6						(97)
Finance income	6						37

Loss before tax							(2,557)
Income tax	7						222

Loss for the year from continuing operations							(2,335)

Segment assets		4,859	1,461	859	—	1,640	8,819
Joint ventures	12	—	—	2	—	—	2
Associates	12	1	4	—	1,240	—	1,245

Total assets		4,860	1,465	861	1,240	1,640	10,066

Other segment items
Share of results of joint ventures and associates	12	(1)	1	(1)	98	—	97
Capital expenditure	10, 11	153	42	51	—	—	246
Pre-publication investment	20	235	92	68	—	—	395
Depreciation	10	56	12	27	—	—	95
Amortisation	11, 20	394	109	116	—	—	619
Impairment	11	2,548	—	—	—	—	2,548

Summary of Operating Segments in Geographic Areas

The Group operates in the following main geographic areas:

	Sales			Non-current assets
All figures in £ millions	2018	2017	2016	2018	2017
UK	377	384	393	900	796
Other European countries	246	262	255	143	128
US	2,627	2,770	2,829	2,162	2,247
Canada	126	126	118	250	240
Asia Pacific	455	643	632	146	151
Other countries	298	328	325	137	184

Total	4,129	4,513	4,552	3,738	3,746